CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Evolv Technologies Holdings Inc [Member]
Cash flows from operating activities:
Net loss	$ (27,392,000)	$ (19,857,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	1,065,000	535,000
Stock-based compensation	662,000	264,000
Noncash interest expense	25,000	498,000
Loss on extinguishment of debt	66,000	679,000
Provision recorded for allowance for doubtful accounts	47,000	16,000
Provision recorded for warranty accrual	(14,000)	55,000
Changes in operating assets and liabilities
Accounts receivable	(464,000)	(706,000)
Inventory	(1,471,000)	229,000
Commission assets	(1,785,000)	(507,000)
Prepaid expenses and other current assets	(375,000)	1,259,000
Accounts payable	1,915,000	(144,000)
Deferred revenue	2,341,000	1,372,000
Deferred rent	(34,000)	(26,000)
Accrued expenses and other current liabilities	2,160,000	1,155,000
Net cash used in operating activities	(23,254,000)	(15,178,000)
Cash flows from investing activities:
Purchases of property and equipment	(6,609,000)	(731,000)
Net cash used in investing activities	(6,609,000)	(731,000)
Cash flows from financing activities:
Proceeds from issuance of Series B-1 convertible preferred stock, net of issuance costs	2,994,000	22,366,000
Proceeds from exercise of stock options	442,000	28,000
Proceeds from financing obligations		723,000
Proceeds from long-term debt, net of issuance costs	22,438,000	5,497,000
Repayment of financing obligations	(244,000)	(120,000)
Repayment of principal on long-term debt	(8,404,000)	(706,000)
Net cash provided by financing activities	17,226,000	27,788,000
Net increase (decrease) in cash and cash equivalents	(12,637,000)	11,879,000
Cash and cash equivalents
Cash and cash equivalents at beginning of period	17,341,000	5,462,000
Cash and cash equivalents at end of period	4,704,000	17,341,000
Supplemental disclosure of cash flow information
Cash paid for interest	405,000	281,000
Cash paid for income taxes		2,000
Supplemental disclosure of non-cash activities
Issuance of Series B1 convertible preferred stock for the conversion of convertible notes		6,595,000
Issuance of equity classified warrants	112,000	3,000
Transfers of inventory to property and equipment	86,000	$ 1,879,000
Issuance of a nonrecourse promissory note with officer	$ 350,000